Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning Balance	$ 8,549	$ 6,173
Ending Balance	7,420	8,549	$ 6,173
IT equipment [member]
Beginning Balance	1,644	695
Ending Balance	1,300	1,644	695
Furniture and fixtures [member]
Beginning Balance	2,133	511
Ending Balance	244	2,133	511
Leasehold improvement [member]
Beginning Balance	4,597	4,876
Ending Balance	4,162	4,597	4,876
Other equipment [member]
Beginning Balance	175	91
Ending Balance	1,714	175	91
Cost [member]
Beginning Balance	15,553	13,237	13,201
Additions	2,654	3,973	615
Disposals	(2,738)	(1,657)	(579)
Ending Balance	15,469	15,553	13,237
Cost [member] | IT equipment [member]
Beginning Balance	4,386	3,366	3,136
Additions	246	1,436	368
Disposals	(462)	(416)	(138)
Ending Balance	4,170	4,386	3,366
Cost [member] | Furniture and fixtures [member]
Beginning Balance	3,778	2,002	2,147
Additions	461	2,137	30
Disposals	(2,255)	(361)	(175)
Ending Balance	1,984	3,778	2,002
Cost [member] | Leasehold improvement [member]
Beginning Balance	6,771	7,412	7,458
Additions	39	239	179
Disposals	0	(880)	(225)
Ending Balance	6,810	6,771	7,412
Cost [member] | Other equipment [member]
Beginning Balance	618	457	460
Additions	1,908	161	38
Disposals	(21)	0	(41)
Ending Balance	2,505	618	457
Accumulated amortization [member]
Beginning Balance	7,004	7,064	6,240
Depreciation expense of the year	1,578	1,457	1,371
Disposals	(533)	(1,517)	(547)
Ending Balance	8,049	7,004	7,064
Accumulated amortization [member] | IT equipment [member]
Beginning Balance	2,742	2,671	2,397
Depreciation expense of the year	587	483	388
Disposals	(459)	(412)	(114)
Ending Balance	2,870	2,742	2,671
Accumulated amortization [member] | Furniture and fixtures [member]
Beginning Balance	1,645	1,491	1,339
Depreciation expense of the year	149	384	322
Disposals	(54)	(230)	(170)
Ending Balance	1,740	1,645	1,491
Accumulated amortization [member] | Leasehold improvement [member]
Beginning Balance	2,174	2,536	2,202
Depreciation expense of the year	474	513	556
Disposals	0	(875)	(222)
Ending Balance	2,648	2,174	2,536
Accumulated amortization [member] | Other equipment [member]
Beginning Balance	443	366	302
Depreciation expense of the year	368	77	105
Disposals	(20)	0	(41)
Ending Balance	$ 791	$ 443	$ 366